LEASES - Summary of Undiscounted Future Minimum Payments under the Group's Operating Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Operating lease
2026	¥ 42,353	$ 6,056
2027	15,477	2,213
2028	11,182	1,599
2029	10,436	1,492
2030 and thereafter	32,177	4,601
Total future lease payments	111,625	15,961
Less: imputed interest	(19,545)	(2,794)
Total lease liability balance	92,080	13,167
Finance lease
2026	1,374,449	196,544
2027	1,075,762	153,832
2028	1,011,977	144,711
2029	560,620	80,168
2030 and thereafter	245,933	35,168
Total future lease payments	4,268,741	610,423
Less: imputed interest	(447,964)	(64,059)
Total lease liability balance	¥ 3,820,777	$ 546,364
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other liabilities Current, Other Liabilities, Current, Other Liabilities, Noncurrent	Accrued expenses and other liabilities Current, Other Liabilities, Current, Other Liabilities, Noncurrent